EMPLOYEE BENEFITS - Defined benefit pension plan - Assumptions used to calculate defined benefit plans (Details) - Defined benefit pension plan	Dec. 31, 2019	Dec. 31, 2018
Brazil
Summary of assumptions used to calculate the defined benefit plans
Average discount rate	7.16%	9.10%
North America
Summary of assumptions used to calculate the defined benefit plans
Rate of increase in compensation	3.00%	3.00%
North America | Minimum
Summary of assumptions used to calculate the defined benefit plans
Average discount rate	3.00%	3.50%
North America | Maximum
Summary of assumptions used to calculate the defined benefit plans
Average discount rate	3.25%	4.25%